Offerings - Offering: 1	Jun. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,296,610
Proposed Maximum Offering Price per Unit | $ / shares	3.955
Maximum Aggregate Offering Price	$ 20,948,092.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,207.16
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (“common stock”), of Viewbix Inc. (the “Registrant”), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.Consists of 5,296,610 shares of the Registrant’s common stock issuable upon the exercise of a warrant issued in connection with a credit facility that the Registrant’s entered into in June 2024. All 5,296,610 shares of common stock are to be offered for resale by the selling stockholder named in the prospectus contained in this Registration Statement on Form S-1.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high ($4.30) and low ($3.61) sale prices of the Registrant’s shares of common stock on the Nasdaq Capital Market on June 17, 2025.The Registrant will not receive any proceeds from the sale of shares of its common stock by the selling stockholder.